Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 13, 2008 Ku6 Beijing Information [Member]	Jan. 20, 2012 Tianjin Ku6 Network Communication Technology Co., Ltd. ("Ku6 Network") [Member]	Oct. 10, 2012 Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. ("Tianjin Information") [Member]	Feb. 20, 2013 Beijing Ku6 Culture Media Co., Ltd. ("Ku6 Culture") [Member]
Commiments and Contingencies [Line Items]
Leasing expenses	$ 9,095,530	$ 10,614,276	$ 11,785,743
Accrued litigation provision	2,077,753	2,683,968
Restriction on foreign ownership in internet content and other value-added telecommunication service, maximum percentage	50.00%
Accruals for any additional losses related to unasserted claims or any other amounts	$ 0
Date of registration of equity pledge on completed				2008-11-13	2012-01-20	2012-10-10	2013-02-20